UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00734
Van Kampen Harbor Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Convertible Corporate Obligations 82.5%
	Advertising 0.9%
$2,580	Interpublic Group of Cos., Inc.	4.250%	03/15/23	$2,699,325

	Aerospace & Defense 1.5%
3,100	AAR Corp.	1.750	02/01/26	3,227,875
1,257	L-3 Communications Corp.	3.000	08/01/35	1,329,277

				4,557,152

	Airlines 0.7%
2,250	UAL Corp.	4.500	06/30/21	2,219,625

	Alternative Carriers 1.2%
730	Globalstar, Inc.	5.750	04/01/28	573,050
3,300	Level 3 Communications, Inc.	5.250	12/15/11	3,229,875

				3,802,925

	Apparel Retail 0.8%
3,083	Charming Shoppes, Inc.	1.125	05/01/14	2,420,155

	Application Software 1.3%
700	Epicor Software Corp.	2.375	05/15/27	628,250
1,550	Nuance Communications, Inc.	2.750	08/15/27	1,683,688
1,780	Salesforce.com, Inc. (a)	0.750	01/15/15	1,864,550

				4,176,488

	Asset Management & Custody Banks 1.4%
1,150	BlackRock, Inc.	2.625	02/15/35	2,534,312
1,356	Janus Capital Group, Inc.	3.250	07/15/14	1,718,730

				4,253,042

	Auto Parts & Equipment 0.7%
1,700	BorgWarner, Inc.	3.500	04/15/12	2,231,250

	Automobile Manufacturers 2.0%
1,915	Ford Motor Co.	4.250	11/15/16	2,874,894
3,205	Navistar International Corp.	3.000	10/15/14	3,589,600
				$6,464,494

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Automotive Retail 0.9%
$2,503	Sonic Automotive, Inc.	5.000	10/01/29	$2,793,974

	Biotechnology 5.0%
488	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	1,687,870
2,760	Amgen, Inc.	0.125	02/01/11	2,746,200
1,725	Amgen, Inc.	0.375	02/01/13	1,757,344
2,555	Amylin Pharmaceuticals, Inc.	3.000	06/15/14	2,289,919
1,619	BioMarin Pharmaceuticals, Inc.	1.875	04/23/17	2,072,320
1,825	Incyte Corp., Ltd. (a)	4.750	10/01/15	3,262,187
1,330	Invitrogen Corp.	1.500	02/15/24	1,566,075

				15,381,915

	Brewers 1.2%
3,300	Molson Coors Brewing Co.	2.500	07/30/13	3,601,125

	Broadcasting & Cable TV 0.8%
3,000	Central European Media Enterprises, Ltd. (Bermuda) (a)	3.500	03/15/13	2,591,250

	Cable & Satellite 1.1%
2,650	Virgin Media, Inc.	6.500	11/15/16	3,262,813

	Casinos & Gaming 0.6%
1,628	International Game Technology (a)	3.250	05/01/14	1,943,425

	Coal & Consumable Fuels 1.8%
3,300	Massey Energy Co.	3.250	08/01/15	3,217,500
2,150	Peabody Energy Corp.	4.750	12/15/66	2,338,125

				5,555,625

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Communications Equipment 2.1%
$3,010	Arris Group, Inc.	2.000%	11/15/26	$3,040,100
1,400	Ciena Corp.	0.250	05/01/13	1,169,000
2,220	Ciena Corp. (a)	4.000	03/15/15	2,308,800

				6,517,900

	Computer Storage & Peripherals 5.0%
2,750	EMC Corp.	1.750	12/01/11	3,344,687
1,180	EMC Corp.	1.750	12/01/13	1,480,900
2,450	Maxtor Corp.	2.375	08/15/12	2,869,563
2,600	NetApp, Inc.	1.750	06/01/13	3,058,250
5,360	SanDisk Corp.	1.000	05/15/13	4,656,500

				15,409,900

	Construction & Farm Machinery & Heavy Trucks 1.3%
1,100	Terex Corp.	4.000	06/01/15	1,716,000
2,190	Titan International, Inc. (a)	5.625	01/15/17	2,409,000

				4,125,000

	Construction Materials 1.0%
2,960	Cemex SAB de CV (Mexico) (a)	4.875	03/15/15	3,067,300

	Consumer Products 0.5%
1,400	Sotheby’s	3.125	06/15/13	1,585,500

	Data Processing & Outsourced Services 0.6%
1,815	Alliance Data Systems Corp.	1.750	08/01/13	1,853,569

	Department Stores 1.0%
3,495	Saks, Inc.	2.000	03/15/24	3,328,987

	Diversified REIT’s 0.8%
1,750	Digital Realty Trust, LP (a)	5.500	04/15/29	2,404,062

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electrical Components & Equipment 0.8%
$1,000	Suntech Power Holdings Co., Ltd. (Cayman Islands)	3.000%	03/15/13	$857,500
1,360	Yingli Green Energy Holding Co., Ltd. (Cayman Islands)	*	12/15/12	1,513,000

				2,370,500

	Electronic Manufacturing Services 0.4%
1,250	TTM Technologies, Inc.	3.250	05/15/15	1,115,625

	Environmental & Facilities Services 1.0%
3,250	Covanta Holding Corp.	1.000	02/01/27	3,067,187

	Equipment Rental 0.8%
2,200	United Rentals, Inc.	4.000%	11/15/15	2,354,000

	Gold 0.4%
1,070	Newmont Mining Corp.	3.000	02/15/12	1,360,238

	Health Care 0.3%
700	Life Technologies Corp.	3.250	06/15/25	825,125

	Health Care Equipment 4.2%
1,725	Beckman Coulter, Inc.	2.500	12/15/36	1,940,625
1,750	Hologic, Inc. (b)	2.000/0.000	12/15/37	1,575,000
1,400	Insulet Corp.	5.375	06/15/13	1,398,250
2,500	Medtronic, Inc.	1.500	04/15/11	2,553,125
2,430	Medtronic, Inc.	1.625	04/15/13	2,581,875
3,350	Wright Medical Group, Inc.	2.625	12/01/14	2,977,312

				13,026,187

	Health Care Facilities 2.1%
1,349	Health Management Associates, Inc. (a)	3.750	05/01/28	1,519,311
4,000	LifePoint Hospitals, Inc.	3.500	05/15/14	4,010,000
1,050	NovaMed, Inc.	1.000	06/15/12	882,000

				6,411,311

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care Services 0.5%
$1,700	Chemed Corp.	1.875%	05/15/14	$1,561,875

	Homebuilding 0.9%
2,400	DR Horton, Inc.	2.000	05/15/14	2,838,000

	Hotels, Resorts & Cruise Lines 1.2%
2,950	Gaylord Entertainment Co. (a)	3.750	10/01/14	3,694,875

	Industrial Conglomerates 0.5%
850	Textron, Inc.	4.500	05/01/13	1,479,000

	Industrial Machinery 0.7%
1,150	Ingersoll-Rand Co., Ltd. (Bermuda)	4.500	04/15/12	2,300,000

	Internet Retail 1.7%
1,650	GSI Commerce, Inc.	2.500	06/01/27	1,839,750
1,480	Priceline.com, Inc. (a)	1.250	03/15/15	1,555,850
2,000	VeriSign, Inc.	3.250	08/15/37	1,817,500

				5,213,100

	Internet Software & Services 3.8%
3,300	Equinix, Inc.	2.500	04/15/12	3,531,000
3,750	SAVVIS, Inc.	3.000	05/15/12	3,496,875
1,380	Symantec Corp.	0.750	06/15/11	1,440,375
2,100	Symantec Corp.	1.000	06/15/13	2,241,750
1,050	Terremark Worldwide, Inc.	6.625	06/15/13	1,008,000

				11,718,000

	Investment Banking & Brokerage 0.4%
1,311	Jefferies Group, Inc.	3.875	11/01/29	1,309,361

	IT Consulting & Other Services 0.6%
1,750	CACI International, Inc.	2.125	05/01/14	1,859,375

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Sciences Tools & Services 0.9%
$2,800	Nektar Therapeutics	3.250%	09/28/12	$2,796,500

	Managed Health Care 0.5%
1,380	AMERIGROUP Corp.	2.000	05/15/12	1,407,600

	Movies & Entertainment 0.5%
1,400	Liberty Media LLC	3.125	03/30/23	1,492,750

	Office Real Estate Investment Trust 0.9%
1,600	Alexandria Real Estate Equities, Inc. (a)	8.000	04/15/29	2,804,000

	Oil & Gas Drilling 1.6%
2,450	Nabors Industries, Inc.	0.940	05/15/11	2,440,813
2,600	Transocean, Inc., Ser C (Cayman Islands)	1.500	12/15/37	2,502,500

				4,943,313

	Oil & Gas Equipment & Services 1.4%
830	Cooper Cameron Corp.	2.500	06/15/26	1,101,825
750	Exterran Holdings, Inc.	4.250	06/15/14	932,812
650	Schlumberger Ltd., Ser B (Netherlands Antilles)	2.125	06/01/23	1,031,063
1,505	SESI LLC (b)	1.500/1.250	12/15/26	1,405,294

				4,470,994

	Oil & Gas Exploration & Production 1.6%
2,700	Chesapeake Energy Corp.	2.500	05/15/37	2,227,500
1,050	Core Laboratories, LP	0.250	10/31/11	1,512,000
1,100	St Mary Land & Exploration Co.	3.500	04/01/27	1,105,500

				4,845,000

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Other Diversified Financial Services 0.4%
$1,340	NASDAQ OMX Group, Inc.	2.500%	08/15/13	$1,296,450

	Packaged Foods & Meats 1.1%
1,450	Smithfield Foods, Inc.	4.000	06/30/13	1,667,500
1,330	Tyson Foods, Inc.	3.250	10/15/13	1,707,388

				3,374,888

	Paper & Related Products 0.5%
1,350	Rayonier TRS Holdings, Inc.	3.750	10/15/12	1,479,938

	Pharmaceuticals 5.1%
2,060	Cephalon, Inc.	2.500	05/01/14	2,389,600
2,900	Endo Pharmaceuticals Holdings, Inc. (a)	1.750	04/15/15	2,907,250
2,762	Gilead Sciences, Inc.	0.500	05/01/11	3,345,472
1,825	King Pharmaceuticals, Inc.	1.250	04/01/26	1,685,844
1,400	Mylan Labs, Inc.	1.250	03/15/12	1,561,000
1,190	Teva Pharmaceutical Industries Ltd., Ser D (Netherlands Antilles)	1.750	02/01/26	1,541,050
2,450	Viropharma, Inc.	2.000	03/15/17	2,348,938

				15,779,154

	Property & Casualty Insurance 1.0%
2,550	Old Republic International Corp.	8.000	05/15/12	3,206,625

	Rental Auto Equipment 1.0%
3,000	Avis Budget Group, Inc. (a)	3.500	10/01/14	3,037,500

	Retailers 1.0%
3,300	Iconix Brand Group, Inc.	1.875	06/30/12	3,089,625

	Semiconductors 4.9%
1,085	Advanced Micro Devices, Inc.	5.750	08/15/12	1,086,356
3,190	Advanced Micro Devices, Inc.	6.000	05/01/15	3,074,362

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Semiconductors (continued)
$2,300	Intel Corp.	2.950%	12/15/35	$2,268,375
3,250	Intel Corp. (a)	2.950	12/15/35	3,205,313
3,100	Micron Technology, Inc.	1.875	06/01/14	2,979,875
2,600	ON Semiconductor Corp. (a)	2.625	12/15/26	2,668,250

				15,282,531

	Steel 1.6%
800	Allegheny Technologies, Inc.	4.250	06/01/14	1,175,000
700	ArcelorMittal (Luxembourg)	5.000	05/15/14	1,114,750
1,120	Steel Dynamics, Inc.	5.125	06/15/14	1,383,200
650	United States Steel Corp.	4.000	05/15/14	1,369,062

				5,042,012

	Systems Software 2.0%
1,670	Macrovision Corp.	2.625	08/15/11	2,294,163
1,800	Sybase, Inc. (a)	3.500	08/15/29	2,153,250
1,831	TeleCommunication Systems, Inc. (a)	4.500	11/01/14	1,895,085

				6,342,498

	Technology Distributors 0.6%
1,950	Anixter International, Inc.	1.000	02/15/13	1,884,187

	Wireless Telecommunication Services 1.4%
1,400	Leap Wireless International, Inc.	4.500	07/15/14	1,225,000
3,045	SBA Communications Corp.	1.875	05/01/13	3,235,313

				4,460,313

	Total Convertible Corporate Obligations 82.5%			255,786,438

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Shares	Value

Convertible Preferred Stocks 13.4%
Agricultural Products 0.3%
Bunge Ltd., (Bermuda), 5.125%	1,540	$975,975

Automobile Manufacturers 0.5%
Ford Motor Co. Capital Trust II, 6.500%	35,000	1,634,063

Diversified Banks 0.8%
Wells Fargo & Co., Class A, 7.500%	2,375	2,320,375

Diversified Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	7,030	815,480
Vale Capital II (Cayman Islands), 6.750%	40,000	3,652,500

		4,467,980

Electric Utilities 0.7%
FPL Group, Inc. 8.375%	41,700	2,118,360

Health Care Facilities 0.5%
HealthSouth Corp., Ser A, 6.500%	1,830	1,581,120

Homebuilding 0.5%
Beazer Homes USA, Inc., 7.500%	61,400	1,569,537

Multi-Line Insurance 1.7%
American International Group, Inc., 8.500%	146,100	1,493,142
Hartford Financial Services Group, Inc., 7.250%	139,160	3,682,174

		5,175,316

Oil & Gas Storage & Transportation 0.8%
El Paso Corp., 4.990%	2,550	2,499,637

Other Diversified Financial Services 1.8%
Bank of America Corp., Ser L, 7.250%	2,126	2,078,696
Citigroup, Inc., 7.500%	29,400	3,583,272

		5,661,968

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Shares	Value

Packaged Foods & Meats 1.0%
Dole Food Co., Inc., 7.000% (a)	252,600	$3,110,138

Property & Casualty Insurance 0.9%
Assured Guaranty, Ltd. (Bermuda), 8.500%	13,500	1,197,045
XL Capital, Ltd. (Cayman Islands), 10.750%	54,000	1,555,740

		2,752,785

Railroads 0.5%
Kansas City Southern, Inc., 5.125%	1,290	1,653,135

Regional Banks 1.0%
KeyCorp, Ser A, 7.750%	31,800	3,009,870

Wireless Telecommunication Services 1.0%
Crown Castle International Corp., 6.250%	50,000	2,971,875

Total Convertible Preferred Stocks 13.4%		41,502,134

Common Stocks 0.7%
Pharmaceuticals 0.7%
Merck & Co., Inc.	62,438	2,332,059

Total Long-Term Investments 96.6% (Cost $267,240,164)		299,620,631

Repurchase Agreements 3.0%
Banc of America Securities ($1,602,578 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $1,602,578)		1,602,578
JPMorgan Chase & Co. ($7,680,084 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $7,680,087)		7,680,084

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($338 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $338)	$338

Total Repurchase Agreements 3.0% (Cost $9,283,000)	9,283,000

Total Investments 99.6% (Cost $276,523,164)	308,903,631

Other Assets in Excess of Liabilities 0.4%	1,272,504

Net Assets 100.0%	$310,176,135

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date.

Van Kampen Harbor Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the last reported bid and asked prices. Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level	1—	Prices are based on quoted prices in active markets for identical investments

Level	2—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level	3—	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
          The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Convertible Corporate Obligations	$—	$255,786,438	$—	$255,786,438
Convertible Preferred Stocks

Agricultural Products	—	975,975	—	975,975
Automobile Manufacturers	—	1,634,063	—	1,634,063
Diversified Banks	2,320,375		—	2,320,375
Diversified Metals & Mining	—	4,467,980	—	4,467,980
Electric Utilities	2,118,360		—	2,118,360
Healthcare Facilities	—	1,581,120		1,581,120
Homebuilding	—	1,569,537		1,569,537
Multi-Line Insurance	5,175,316		—	5,175,316
Oil & Gas Storage & Transportation	—	2,499,637	—	2,499,637
Other Diversified Financial Services	3,583,272	2,078,696	—	5,661,968
Packaged Foods & Meats	—	3,110,138	—	3,110,138
Property & Casualty Insurance	1,555,740	1,197,045	—	2,752,785
Railroads	—	1,653,135	—	1,653,135
Regional Banks	3,009,870		—	3,009,870
Wireless Telecommunication Services	—	2,971,875	—	2,971,875
Common Stocks
Pharmaceuticals	2,332,059	—	—	2,332,059
Repurchase Agreements	—	9,283,000	—	9,283,000

Total Investments in an Asset Position	$20,094,992	$288,808,639	$—	$308,903,631

          Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Fund recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Harbor Fund

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	May 17, 2010